Cost Method Investments	12 Months Ended
Dec. 31, 2011
Cost Method Investments [Abstract]
Cost Method Investments

NOTE 7 — COST METHOD INVESTMENTS

We invested $31.8 million and $2.1 million in early stage private companies and private equity funds during the year ended December 31, 2011 and 2010, respectively. These investments are accounted for under the cost method given that we do not have the ability to exercise significant influence over these companies. The fair value of our cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. We determined that it is not practicable to estimate the fair value of our cost method investments since these investments were made in privately-held companies that are not subject to the same disclosure regulations as U.S. public companies, and, as such, the basis for an estimated fair value is subject to the completeness, quality, timing and accuracy of data received from these private companies. Our cost method investments are carried at $46.1 million and $14.3 million as part of Other assets in our consolidated balance sheets at December 31, 2011 and 2010, respectively.